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12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-05 | Fidelity Flex Conservative Income Municipal Bond Fund
Fund Summary Fund:<br/>Fidelity Flex℠ Conservative Income Municipal Bond Fund
Investment Objective
The fund seeks to provide a high level of income, exempt from federal income tax, consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Flex Conservative Income Municipal Bond Fund}	12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-05 Fidelity Flex Conservative Income Municipal Bond Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Flex Conservative Income Municipal Bond Fund}	12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-05 Fidelity Flex Conservative Income Municipal Bond Fund Fidelity Flex Conservative Income Municipal Bond Fund
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]
[1]	The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Flex Conservative Income Municipal Bond Fund}	12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-05 Fidelity Flex Conservative Income Municipal Bond Fund Fidelity Flex Conservative Income Municipal Bond Fund USD ($)
1 year	none
3 years	none
5 years	none
10 years	none

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of its assets in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities whose interest is exempt from federal income tax.
  Investing up to 10% of assets in lower quality investment-grade securities.
  Managing the fund to have similar overall interest rate risk to the 50% Bloomberg Barclays Municipal Bond 1 Year (1-2 Y) Index / 50% iMoneyNet℠ All Tax-Free National Retail Money Market Funds Average.
  Normally maintaining a dollar-weighted average maturity of one year or less.
  Normally investing in securities with a maximum maturity of four years.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.81%	March 31, 2019
Lowest Quarter Return	0.35%	September 30, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019

Average Annual Total Returns{- Fidelity Flex Conservative Income Municipal Bond Fund} - 12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-05 - Fidelity Flex Conservative Income Municipal Bond Fund
	Past 1 year	Since Inception [1]	Inception Date
Fidelity Flex Conservative Income Municipal Bond Fund			Oct. 12, 2017
Fidelity Flex Conservative Income Municipal Bond Fund | Return Before Taxes	2.39%	1.91%
Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions	2.38%	1.90%	Oct. 12, 2017
Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales	2.21%	1.88%	Oct. 12, 2017
Bloomberg Barclays Municipal Bond 1 Year (1-2 Y) Index(reflects no deduction for fees, expenses, or taxes)	2.46%	1.71%
Fidelity Flex Conservative Income Municipal Bond Composite Index℠(reflects no deduction for fees, expenses, or taxes)	2.00%	1.58%
[1]	From October 12, 2017